NET INTEREST INCOME - Schedule of Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income:
Total interest income	£ 16,562	£ 12,920	£ 13,866
Interest expense:
Deposits from banks, excluding liabilities under sale and repurchase agreements (in percent)	1.90%	1.34%	1.19%
Deposits from banks	£ (78)	£ (66)	£ (82)
Customer deposits, excluding liabilities under sale and repurchase agreements (in percent)	0.34%	0.12%	0.40%
Customer deposits	£ (1,083)	£ (386)	£ (1,270)
Repurchase agreements (in percent)	1.79%	0.10%	0.36%
Repurchase agreements at amortised cost	£ (827)	£ (22)	£ (117)
Debt securities in issue (in percent)	2.08%	1.37%	1.13%
Debt securities in issue	£ (1,075)	£ (746)	£ (761)
Lease liabilities (in percent)	2.07%	2.01%	2.36%
Lease liabilities	£ (27)	£ (30)	£ (39)
Subordinated liabilities (in percent)	5.55%	7.01%	7.19%
Subordinated liabilities	£ (367)	£ (634)	£ (827)
Total interest expense (in percent)	0.81%	0.45%	0.71%
Total interest expense	£ (3,457)	£ (1,884)	£ (3,096)
Net interest income	£ 13,105	£ 11,036	£ 10,770
Borrowings, interest rate (in percent)	4.17%	2.30%	2.42%
Negative interest rates
Interest income:
Total interest income	£ 21	£ 10	£ 10
Finance leases
Interest income:
Total interest income	29	38	42
Hire purchase receivables
Interest income:
Total interest income	682	695
Interest expense:
Total interest expense	£ (5)	£ (2)	£ (23)
Interest and similar income
Interest income:
Loans and advances to banks (in percent)	1.16%	0.11%	0.20%
Loans and advances to banks and reverse repurchase agreements	£ 947	£ 70	£ 114
Loans and advances to customers (in percent)	3.01%	2.55%	2.76%
Loans and advances to customers and reverse repurchase agreements	£ 14,523	£ 12,334	£ 13,358
Debt securities held at amortised cost (in percent)	2.22%	1.57%	1.82%
Debt securities	£ 145	£ 74	£ 92
Financial assets held at amortised cost (in percent)	2.73%	2.27%	2.48%
Financial assets held at amortised cost	£ 15,615	£ 12,478	£ 13,564
Financial assets at fair value through other comprehensive income (in percent)	4.02%	1.69%	1.12%
Financial assets at fair value through other comprehensive income	£ 947	£ 442	£ 302
Total interest income (in percent)	2.79%	2.24%	2.42%
Total interest income	£ 16,562	£ 12,920	£ 13,866